Material Accounting Policies - Foreign Currencies (Details)	12 Months Ended
	Dec. 31, 2025 $ / $ ₡ / $ $ / $ R$ / $ $ / $ $ / $ Q / $ SFr / $ € / $ $ / $ S/ / $ C$ / $ $ / € $ / $	Dec. 31, 2024 SFr / $ € / $ $ / $ Q / $ $ / $ $ / $ $ / € ₡ / $ S/ / $ C$ / $ R$ / $ $ / $ $ / $ $ / $	Dec. 31, 2023 S/ / $ SFr / $ C$ / $ € / $ $ / $ $ / $ $ / $ $ / $ ₡ / $ Q / $ R$ / $ $ / $
Disclosure of significant accounting policies [line items]
Exchange Rate as of	18.0057
Quetzal | Guatemala
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | Q / $	2.50	2.36	2.27
Exchange Rate as of | Q / $	2.34	2.63
Colon | Costa Rica
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | ₡ / $	0.04	0.04	0.03
Exchange Rate as of | ₡ / $	0.04	0.04
U.S. dollar
Disclosure of significant accounting policies [line items]
Exchange Rate as of	17.9667	20.2683
U.S. dollar | Panama
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	19.23	18.30	17.77
Exchange Rate as of	17.97	20.27
U.S. dollar | Ecuador
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	19.23	18.30	17.77
Exchange Rate as of	17.97	20.27
U.S. dollar | United States
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	19.23	18.30	17.77
Exchange Rate as of	17.97	20.27
Colombian peso | Colombia
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	0.005	0.004	0.004
Exchange Rate as of	0.005	0.005
Cordoba | Nicaragua
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | C$ / $	0.53	0.50	0.49
Exchange Rate as of | C$ / $	0.49	0.55
Argentine peso | Argentina
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	0.02	0.02	0.07
Exchange Rate as of	0.01	0.02
Reais | Brazil
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | R$ / $	3.44	3.40	3.56
Exchange Rate as of | R$ / $	3.27	3.27
Chilean peso | Chile
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	0.02	0.02	0.02
Exchange Rate as of	0.02	0.02
Euros
Disclosure of significant accounting policies [line items]
Exchange Rate as of | $ / €	21.1469	21.5241
Euros | Euro Zone
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | € / $	21.66	19.82	19.19
Exchange Rate as of | € / $	21.12	21.29
Nuevo Sol | Peru
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | S/ / $	5.38	4.87	4.74
Exchange Rate as of | S/ / $	5.33	5.38
Uruguayan peso | Uruguay
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	0.47	0.46	0.46
Exchange Rate as of	0.46	0.46
Swiss franc | Switzerland
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | SFr / $	23.13	20.78	19.77
Exchange Rate as of | SFr / $	22.65	22.43